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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2000
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul J. Schupf - Paul J. Schupf Associates
Address: 27 Payne Street - P.O. Box 179
         Hamilton, NY  13346

Form 13F File Number: 28-6302
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lee Woltman
Title: Administrator
Phone: 315-824-1666
Signature, Place, and Date of Signing:

Lee Woltman    Hamilton, New York 13346  10/4/00
[Signature]    [City, State]             [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.]

Form 13F File Number           Name
28-6302                        Lee  Woltman

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                                    FORM 13F
                               September 30, 2000

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                                                                                                                 Voting Authority
                                                                  Value    Shares/ Sh/ Put/ Invstmt  Other     --------------------
Name of Issuer                       Title of class     CUSIP    (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
------------------------------       --------------   ---------  --------  ------- --- ---- ------- --------   ----   ------   ----
AVX INC                              COM              002444107      1095    42000 SH         Sole             42000
Adobe Systems Inc                    COM              00724F101    242640  1562900 SH         Sole           1562900
Adv Micro Devices                    COM              007903107      1748    74000 SH         Sole             74000
Amkor Technology                     COM              031652100     40721  1558700 SH         Sole           1558700
Applied Science & Tech               COM              038236105      2721   184500 SH         Sole            184500
Aztec Technology                     COM              05480L101       151   146745 SH         Sole            146745
Bookham Technology                   COM              09856Q108      1068    24900 SH         Sole             24900
CareMatrix                           COM              141706101        82    19311 SH         Sole             19311
Charter Communications               COM              16117M107       316    19400 SH         Sole             19400
Chordiant Software                   COM              170404107       155    20000 SH         Sole             20000
Conexant Systems                     COM              207142100      2609    62300 SH         Sole             62300
Corio Inc.                           COM              218875102        77    10000 SH         Sole             10000
Corning Inc.                         COM              219350105      6862    23100 SH         Sole             23100
Cosine                               COM              221222102      1722    31000 SH         Sole             31000
Credence Systems                     COM              225302108      3168   105600 SH         Sole            105600
Cypress Semiconductor Corp           COM              232806109       665    16000 SH         Sole             16000
Diedrich Coffee                      COM              253675102      1314   793400 SH         Sole            793400
ECsoft Group                         COM              279240105      1738   178300 SH         Sole            178300
Elastic Networks                     COM              284159100       669    48000 SH         Sole             48000
HMT Technology                       COM              403917107       123    35500 SH         Sole             35500
Horizon Health Corp                  COM              44041Y104      2105   410800 SH         Sole            410800
I GO                                 COM              449592104       883   321000 SH         Sole            321000
IBasis Inc                           COM              450732102       729    45950 SH         Sole             45950
Impco                                COM              45255W106      5750   200000 SH         Sole            200000
InVision Tech.                       COM              461851107       178    45900 SH         Sole             45900
Infineon Technology                  COM              45662N103      4137    87100 SH         Sole             87100
Innoveda                             COM              45769F102      2824   779100 SH         Sole            779100
Integrated Information Systems       COM              45817B103       152    31900 SH         Sole             31900
Internet Capital Group               COM              46059C106       300    17200 SH         Sole             17200
J. P. Morgan                         COM              616880100       817     5000 SH         Sole              5000
Koninklijke Philips Electronic       COM              909149106      1031    24250 SH         Sole             24250
LTX CORP                             COM              502392103      2121   112000 SH         Sole            112000
Lucent                               COM              549463107       290     9500 SH         Sole              9500
MK Gold Co                           COM              55305P100       111   101500 SH         Sole            101500
MarchFirst                           COM              566244109       307    19600 SH         Sole             19600
Micron Technology                    COM              595112103    201853  4388100 SH         Sole           4388100
Microsoft Corp                       COM              594918104       910    15100 SH         Sole             15100
Motorola Inc                         COM              620076109       661    23400 SH         Sole             23400
National Semiconductor               COM              637640103       201     5000 SH         Sole              5000
Net Perceptions                      COM              64107U101       135    28700 SH         Sole             28700
Northern Telecom                     COM              656568102       478     8000 SH         Sole              8000
Novell                               COM              670006105     53720  5405800 SH         Sole           5405800
Oracle Systems                       COM              68389X105      4914    62400 SH         Sole             62400
Pervasive Software                   COM              715710109       902   437100 SH         Sole            437100
Qualcomm                             COM              747525103      1425    20000 SH         Sole             20000
Quest Software Inc.                  COM              74834T103      8580   138150 SH         Sole            138150
Rambus Inc                           COM              750917106      2116    26800 SH         Sole             26800
Resonate Inc.                        COM              76115Q104       754    19100 SH         Sole             19100
STMicroelectronics                   COM              784213100      2043    42900 SH         Sole             42900
Sycamore                             COM              871206108       454     4200 SH         Sole              4200
Taiwan Semiconductor MFG             COM              874039100      3362   165000 SH         Sole            165000
Texas Instruments                    COM              882508104      8113   171700 SH         Sole            171700
ThreeDFX Interactive                 COM              88553X103        77    15700 SH         Sole             15700
US Office Products                   COM              912325305       162   476132 SH         Sole            476132
Ultrapar Participacoes S.A.          COM              90400P101       862    75000 SH         Sole             75000
Value America                        COM              92038N102       110   628700 SH         Sole            628700
Varsity Group Inc.                   COM              922300108       122   140000 SH         Sole            140000
Vodafone Group PLC Sponsored A       COM              92857T107       370    10000 SH         Sole             10000
Youbet.com                           COM              987413101       774   399600 SH         Sole            399600
Inacom Conv Pr 6.75%                                  92208Q208         6    95000 SH         Sole             95000
Superior TeleCom                                      86836P202      2036    92563 SH         Sole             92563
REPORT SUMMARY                       61 DATA RECORDS               626520           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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